GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC INFORMATION
NOTE 13:	GEOGRAPHIC INFORMATION

a.	The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company's business. The data below is presented in accordance with ASC 280, "Segment Reporting".

b.	Geographic information:

The following is a summary of operations within geographic markets.

		Year ended December 31,
		2009	2010	2011
1.	Revenues:

	Israel	$14,922	$19,554	$21,470
	North America	7,759	8,991	20,889
	United Kingdom	12,323	11,995	14,672
	Asia	9,950	11,080	8,026
	Europe	741	615	4,870

		$45,695	$52,235	$69,927

		December 31,
		2010	2011
2.	Long-lived assets:

	Israel	$14,584	$32,676
	North America	1,672	1,293
	Rest of the world	272	578

		$16,528	$34,547